SEGMENT INFORMATION	9 Months Ended
Sep. 30, 2021
Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
Management analyzes the Company’s operating segments separately because of different economic environments and stages of development in different geographical areas, requiring different investment and marketing strategies. All the segments are grouped and analyzed as three main markets - our cornerstone, our growth engines and our frontier markets - representing the Company's strategy and capital allocation framework.
Management evaluates the performance of the Company’s segments on a regular basis, primarily based on earnings before interest, tax, depreciation, amortization, impairment, gain / loss on disposals of non-current assets, other non-operating gains / losses and share of profit / loss of joint ventures and associates (“Adjusted EBITDA”) along with assessing the capital expenditures excluding certain costs such as those for telecommunication licenses and right-of-use assets (“CAPEX exc. licenses and ROU”). Management does not analyze assets or liabilities by reportable segments.
Financial information by reportable segment for the nine and three-month periods ended September 30, is presented in the following tables. Inter-segment transactions between segments are not material, and are made on terms which are comparable to transactions with third parties. Subsequent to its discontinued operation classification Algeria is not reported in the tables below.
For the nine-month period ended September 30:

	Service revenue				Sale of equipment and accessories		Other revenue		Total Revenue
	Mobile		Fixed
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020

Our cornerstone
Russia	2,140	2,220	404	395	333	252	7	7	2,884	2,874

Our growth engines
Pakistan	978	837	—	—	13	7	76	64	1,067	908
Ukraine	718	648	50	44	—	—	4	4	772	696
Kazakhstan	336	289	67	57	11	3	1	1	415	350
Uzbekistan	142	149	1	1	—	—	—	—	143	150

Our frontier markets
Bangladesh	412	396	—	—	—	—	8	7	420	403
Other frontier markets	59	82	—	20	—	4	—	—	59	106

Other
HQ and eliminations	(10)	(25)	(14)	—	—	—	—	—	(24)	(25)

Total segments	4,775	4,596	508	517	357	266	96	83	5,736	5,462

	Adjusted EBITDA		CAPEX exc. licenses and ROU
	2021	2020	2021	2020

Our cornerstone
Russia	1,100	1,161	728	632

Our growth engines
Pakistan	490	468	239	173
Ukraine	523	472	136	135
Kazakhstan	224	188	68	69
Uzbekistan	67	51	20	38

Our frontier markets
Bangladesh	174	173	54	77
Other frontier markets	33	32	12	24

Other
HQ and eliminations	(106)	(142)	3	2

Total segments	2,505	2,403	1,260	1,150

For the three-month period ended September 30:

	Service revenue				Sale of equipment and accessories		Other revenue		Total Revenue
	Mobile		Fixed
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020

Our cornerstone
Russia	745	713	138	130	140	101	2	2	1,025	946

Our growth engines
Pakistan	320	278	—	—	3	4	26	21	349	303
Ukraine	252	220	17	14	—	—	2	1	271	235
Kazakhstan	122	100	23	20	5	1	—	1	150	122
Uzbekistan	51	48	1	—	—	—	—	—	52	48

Our frontier markets
Bangladesh	142	133	—	—	—	—	3	3	145	136
Other frontier markets	22	28	—	6	—	2	—	—	22	36

Other
HQ and eliminations	(3)	(6)	(5)	(1)	(1)	—	—	—	(9)	(7)

Total segments	1,651	1,514	174	169	147	108	33	28	2,005	1,819

	Adjusted EBITDA		CAPEX exc. licenses and ROU
	2021	2020	2021	2020

Our cornerstone
Russia	385	377	230	217

Our growth engines
Pakistan	173	188	58	20
Ukraine	183	160	45	39
Kazakhstan	86	64	24	17
Uzbekistan	27	6	7	12

Our frontier markets
Bangladesh	62	60	12	18
Other frontier markets	9	8	6	5

Other
HQ and eliminations	(36)	(44)	1	—

Total segments	889	819	383	328

The following table provides the reconciliation of Profit / (loss) before tax to Total Adjusted EBITDA for the nine and three-month periods ended September 30:

	Nine-month period		Three-month period
	2021	2020	2021	2020
Profit / (loss) before tax	655	(175)	238	(565)
Adjustments to reconcile Profit / (loss) before tax to Total Adjusted EBITDA
Depreciation	1,143	1,086	391	352
Amortization	222	235	81	75
Impairment loss / (reversal)	5	791	—	790
(Gain) / loss on disposal of non-current assets	8	16	4	5
Finance costs	507	560	186	174
Finance income	(10)	(20)	(5)	(5)
Other non-operating (gain) / loss	(24)	(101)	(17)	—
Net foreign exchange (gain) / loss	(1)	11	11	(7)

Total Adjusted EBITDA	2,505	2,403	889	819